Statement of Cash Flows: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Cash paid during the period for:
Interest on junior subordinated debentures	$ 3,152	$ 3,152	$ 12,707	$ 12,608	$ 12,608
Interest			81,024	94,461	56,879
Income taxes, net of refunds	$ 8	$ (18)	(301)	(489)	1,027
Junior Subordinated Debentures - Common
Cash paid during the period for:
Interest on junior subordinated debentures			$ 12,329	$ 11,211	$ 12,230